LOANS HELD-FOR-INVESTMENT - Schedule of Primary Credit Quality Indicator (Details) $ in Thousands	Jun. 30, 2021 USD ($) loan	Mar. 31, 2021 USD ($)	Dec. 31, 2020 USD ($) loan	Sep. 30, 2020 USD ($)	Jun. 30, 2020 USD ($)	Mar. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Financing Receivable, Credit Quality Indicator [Line Items]
Number of Loans | loan	247		206
Loans held-for-investment and related receivables, net	$ 1,356,247		$ 962,624				$ 301,630
Less: Allowance for credit losses	(13,011)	$ (12,888)	(70,358)	$ (35,039)	$ (27,684)	$ (19,779)	0
Total loans held-for-investment and related receivables, net	$ 1,343,236		$ 892,266				301,630	$ 89,762
Weighted Average Risk Rating	3.0		3.3
Mezzanine loans
Financing Receivable, Credit Quality Indicator [Line Items]
Number of Loans | loan			8
2021			$ 0
2020			57,045
2019			90,430
Loans held-for-investment and related receivables, net	$ 0		147,475				146,060
Less: Allowance for credit losses	$ 0	0	(58,038)	(24,870)	(21,269)	(14,541)	0
Total loans held-for-investment and related receivables, net			$ 89,400
Mezzanine loans | 1
Financing Receivable, Credit Quality Indicator [Line Items]
Number of Loans | loan			0
2021			$ 0
2020			0
2019			0
Loans held-for-investment and related receivables, net			$ 0
Mezzanine loans | 2
Financing Receivable, Credit Quality Indicator [Line Items]
Number of Loans | loan			0
2021			$ 0
2020			0
2019			0
Loans held-for-investment and related receivables, net			$ 0
Mezzanine loans | 3
Financing Receivable, Credit Quality Indicator [Line Items]
Number of Loans | loan			0
2021			$ 0
2020			0
2019			0
Loans held-for-investment and related receivables, net			$ 0
Mezzanine loans | 4
Financing Receivable, Credit Quality Indicator [Line Items]
Number of Loans | loan			0
2021			$ 0
2020			0
2019			0
Loans held-for-investment and related receivables, net			$ 0
Mezzanine loans | 5
Financing Receivable, Credit Quality Indicator [Line Items]
Number of Loans | loan			8
2021			$ 0
2020			57,045
2019			90,430
Loans held-for-investment and related receivables, net			$ 147,475
Senior loans
Financing Receivable, Credit Quality Indicator [Line Items]
Number of Loans | loan	10		4
2021	$ 521,699		$ 225,822
2020	234,248		115,724
2019	116,241		0
Loans held-for-investment and related receivables, net	872,188		341,546				152,820
Less: Allowance for credit losses	$ (6,466)	(3,885)	$ (2,590)	(1,882)	(492)	(809)	0
Senior loans | 1
Financing Receivable, Credit Quality Indicator [Line Items]
Number of Loans | loan	0		0
2021	$ 0		$ 0
2020	0		0
2019	0		0
Loans held-for-investment and related receivables, net	$ 0		$ 0
Senior loans | 2
Financing Receivable, Credit Quality Indicator [Line Items]
Number of Loans | loan	0		0
2021	$ 0		$ 0
2020	0		0
2019	0		0
Loans held-for-investment and related receivables, net	$ 0		$ 0
Senior loans | 3
Financing Receivable, Credit Quality Indicator [Line Items]
Number of Loans | loan	10		4
2021	$ 521,699		$ 225,822
2020	234,248		115,724
2019	116,241		0
Loans held-for-investment and related receivables, net	$ 872,188		$ 341,546
Senior loans | 4
Financing Receivable, Credit Quality Indicator [Line Items]
Number of Loans | loan	0		0
2021	$ 0		$ 0
2020	0		0
2019	0		0
Loans held-for-investment and related receivables, net	$ 0		$ 0
Senior loans | 5
Financing Receivable, Credit Quality Indicator [Line Items]
Number of Loans | loan	0		0
2021	$ 0		$ 0
2020	0		0
2019	0		0
Loans held-for-investment and related receivables, net	$ 0		$ 0
Broadly syndicated loans
Financing Receivable, Credit Quality Indicator [Line Items]
Number of Loans | loan	237		194
2021	$ 120,536		$ 470,864
2020	360,473		2,739
2019	3,050		0
Loans held-for-investment and related receivables, net	484,059		473,603				2,750
Less: Allowance for credit losses	(6,545)	$ (9,003)	(9,730)	$ (8,287)	$ (5,923)	$ (4,429)	0
Total loans held-for-investment and related receivables, net	$ 477,514		$ 463,873				$ 2,750
Broadly syndicated loans | 1
Financing Receivable, Credit Quality Indicator [Line Items]
Number of Loans | loan	0		0
2021	$ 0		$ 0
2020	0		0
2019	0		0
Loans held-for-investment and related receivables, net	$ 0		$ 0
Broadly syndicated loans | 2
Financing Receivable, Credit Quality Indicator [Line Items]
Number of Loans | loan	3		3
2021	$ 0		$ 6,880
2020	6,889		0
2019	0		0
Loans held-for-investment and related receivables, net	$ 6,889		$ 6,880
Broadly syndicated loans | 3
Financing Receivable, Credit Quality Indicator [Line Items]
Number of Loans | loan	233		189
2021	$ 120,536		$ 456,711
2020	349,670		2,739
2019	3,050		0
Loans held-for-investment and related receivables, net	$ 473,256		$ 459,450
Broadly syndicated loans | 4
Financing Receivable, Credit Quality Indicator [Line Items]
Number of Loans | loan	1		2
2021	$ 0		$ 7,273
2020	3,914		0
2019	0		0
Loans held-for-investment and related receivables, net	$ 3,914		$ 7,273
Broadly syndicated loans | 5
Financing Receivable, Credit Quality Indicator [Line Items]
Number of Loans | loan	0		0
2021	$ 0		$ 0
2020	0		0
2019	0		0
Loans held-for-investment and related receivables, net	$ 0		$ 0